Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
LGM ENTERPRISES, LLC [Member]
Summary of inventory net of reserves
Inventory consists primarily of finished goods and materials and supplies. Inventory, net of reserve consisted of the following:

	September 30,	December 31,
	2023	2022
Aircraft parts	$5,351	$3,350
Materials and supplies	1,285	2,522

	$6,636	$5,872

Inventory consists primarily of finished goods and materials and supplies. Inventory, net of reserve consisted of the following:

	December 31,
	2022	2021
Aircraft parts	$3,350	$1,962
Materials and supplies	2,522	18

	$5,872	$1,980